Fair Value Measurements (Details) - Schedule of the Company's assets and liabilities that are measured at fair value on a recurring basis - Cartesian Growth Corp [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Assets:
U.S. Money Market held in Trust Account	$ 347,105,214	$ 345,031,308
Liabilities:
Warrants Liability	6,365,078	23,093,609
Public Warrants Liability [Member]
Liabilities:
Warrants Liability	3,278,650	12,765,000
Private Warrants Liability [Member]
Liabilities:
Warrants Liability	3,086,428	10,328,609
Quoted Prices In Active Markets (Level 1) [Member]
Assets:
U.S. Money Market held in Trust Account	347,105,214	345,031,308
Liabilities:
Warrants Liability	3,278,650	12,765,000
Quoted Prices In Active Markets (Level 1) [Member] | Public Warrants Liability [Member]
Liabilities:
Warrants Liability	3,278,650	12,765,000
Quoted Prices In Active Markets (Level 1) [Member] | Private Warrants Liability [Member]
Liabilities:
Warrants Liability
Significant Other Observable Inputs (Level 2) [Member]
Assets:
U.S. Money Market held in Trust Account
Liabilities:
Warrants Liability
Significant Other Observable Inputs (Level 2) [Member] | Public Warrants Liability [Member]
Liabilities:
Warrants Liability
Significant Other Observable Inputs (Level 2) [Member] | Private Warrants Liability [Member]
Liabilities:
Warrants Liability
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
U.S. Money Market held in Trust Account
Liabilities:
Warrants Liability	3,086,428	10,328,609
Significant Other Unobservable Inputs (Level 3) [Member] | Public Warrants Liability [Member]
Liabilities:
Warrants Liability
Significant Other Unobservable Inputs (Level 3) [Member] | Private Warrants Liability [Member]
Liabilities:
Warrants Liability	$ 3,086,428	$ 10,328,609